Intangible assets, excluding goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, excluding goodwill
Schedule of development of intangible assets

The development of intangible assets in 2021 and 2020 is shown in the following tables.

	2021
	k€

	Patents and	Developed	Customer		Favourable
	licences	technology	related	Trademarks	contract	Total
Acquisition and manufacturing costs
Amount beginning of the year	10,772	98,845	67,647	6,539	62,033	245,836
Foreign currency translation	—	939	1,442	—	—	2,381
Additions	439	—	—	—	—	439
Business combination	—	—	—	—	—	—
Disposals	—	—	—	—	62,033	62,033
Reclass	—	—	—	—	—	—
Amount end of the year	11,211	99,784	69,089	6,539	0	186,623

Depreciation, amortisation and write-downs
Amount beginning of the year	10,095	90,272	37,786	4,574	5,073	147,800
Foreign currency translation	—	348	691	—	—	1,039
Additions	87	1,680	8,914	642	689	12,012
Disposals	—	—	—	—	5,762	5,762
Reclass	—	—	—	—	—	—
Impairment	—	683	—	—	—	683

Amount end of the year	10,182	92,983	47,391	5,216	0	155,772
Net book value
Amount beginning of the year	677	8,573	29,861	1,965	56,960	98,036
Amount end of the year	1,029	6,801	21,698	1,323	0	30,851

	2020
	k€
	Patents
	and	Developed	Customer		Favourable
	licences	technology	related	Trademarks	contract	Total
Acquisition and manufacturing costs
Amount beginning of the year	10,784	99,591	68,590	6,539	62,033	247,537
Foreign currency translation	—	(746)	(943)	—	—	(1,689)
Additions	2	—	—	—	—	2
Business combination	—	—	—	—	—	—
Disposals	14	—	—	—	—	14
Amount end of the year	10,772	98,845	67,647	6,539	62,033	245,836

Depreciation, amortisation and write-downs
Amount beginning of the year	6,559	88,498	28,283	3,628	3,575	130,543
Foreign currency translation	—	(36)	113	—	—	77
Additions	292	1,810	9,390	946	1,498	13,936
Disposals	—	—	—	—	—	—
Impairment	3,244	—	—	—	—	3,244

Amount end of the year	10,095	90,272	37,786	4,574	5,073	147,800
Net book value
Amount beginning of the year	4,225	11,093	40,307	2,911	58,458	116,994
Amount end of the year	677	8,573	29,861	1,965	56,960	98,036